UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

December 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 94.1%

	Aerospace & Defense – 2.2%

13,629	BE Aerospace Inc., (2)	$673,273

15,798	United Technologies Corporation	1,295,594
	Total Aerospace & Defense	1,968,867
	Air Freight & Logistics – 0.7%

10,579	C.H. Robinson Worldwide, Inc.	668,804
	Apparel, Accessories & Luxury Goods – 1.6%

13,178	PVH Corporation	1,462,890
	Beverages – 2.5%

45,340	Coca-Cola Company	1,643,575

13,559	Dr. Pepper Snapple Group	599,037
	Total Beverages	2,242,612
	Biotechnology – 2.5%

21,946	Amgen Inc.	1,894,379

10,878	Myriad Genetics Inc., (2)	296,426
	Total Biotechnology	2,190,805
	Capital Markets – 0.8%

5,489	Affiliated Managers Group Inc., (2)	714,393
	Chemicals – 5.3%

3,402	CF Industries Holdings, Inc.	691,150

10,836	Eastman Chemical Company	737,390

16,018	LyondellBasell Industries NV	914,468

15,383	Monsanto Company	1,456,001

11,603	Westlake Chemical Corporation	920,118
	Total Chemicals	4,719,127
	Computers & Peripherals – 9.3%

12,377	Apple, Inc.	6,597,312

66,214	EMC Corporation, (2)	1,675,214
	Total Computers & Peripherals	8,272,526
	Construction & Engineering – 0.7%

13,626	Chicago Bridge & Iron Company N.V.	631,565
	Consumer Finance – 0.9%

20,393	Discover Financial Services	786,150
	Diversified Telecommunication Services – 0.9%

17,837	Verizon Communications Inc.	771,807
	Electrical Equipment – 0.7%

7,005	Rockwell Automation, Inc.	588,350
	Energy Equipment & Services – 1.4%

8,382	Helmerich & Payne Inc.	469,476

10,970	Oil States International Inc., (2)	784,794
	Total Energy Equipment & Services	1,254,270
	Food & Staples Retailing – 3.1%

13,608	Costco Wholesale Corporation	1,344,062

10,009	Wal-Mart Stores, Inc.	682,914

7,731	Whole Foods Market, Inc.	706,072
	Total Food & Staples Retailing	2,733,048

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2012

Shares	Description (1)	Value
	Food Products – 2.1%

16,075	General Mills, Inc.	$649,591

6,713	Ingredion Inc.	432,519

8,381	McCormick & Company, Inc.	532,445

10,600	Mondelez International Inc.	269,982
	Total Food Products	1,884,537
	Gas Utilities – 0.9%

8,827	ONEOK, Inc.	377,354

19,803	Questar Corporation	391,307
	Total Gas Utilities	768,661
	Health Care Equipment & Supplies – 2.3%

18,159	Baxter International, Inc.	1,210,479

20,878	ResMed Inc.	867,898
	Total Health Care Equipment & Supplies	2,078,377
	Health Care Providers & Services – 4.2%

5,253	Davita Inc., (2)	580,614

16,459	Express Scripts, Holding Company, (2)	888,786

30,331	HCA Holdings Inc.	915,086

14,068	McKesson HBOC Inc.	1,364,033
	Total Health Care Providers & Services	3,748,519
	Hotels, Restaurants & Leisure – 2.3%

19,597	Brinker International Inc.	607,311

12,618	Marriott International, Inc., Class A	470,273

18,575	Starbucks Corporation	995,992
	Total Hotels, Restaurants & Leisure	2,073,576
	Household Durables – 0.3%

13,877	D.R. Horton, Inc.	274,487
	Household Products – 1.5%

5,940	Clorox Company	434,927

8,227	Colgate-Palmolive Company	860,051
	Total Household Products	1,294,978
	Insurance – 1.0%

26,807	Valdius Holdings Limited	926,986
	Internet & Catalog Retail – 1.0%

3,486	Amazon.com, Inc., (2)	875,474
	Internet Software & Services – 4.8%

39,566	eBay Inc., (2)	2,018,657

3,221	Google Inc., Class A, (2)	2,284,881
	Total Internet Software & Services	4,303,538
	IT Services – 3.2%

3,593	Alliance Data Systems Corporation, (2)	520,123

4,200	International Business Machines Corporation (IBM)	804,510

22,390	Lender Processing Services Inc.	551,242

2,074	MasterCard, Inc.	1,018,915
	Total IT Services	2,894,790

2	Nuveen Investments

Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.8%

16,774	Agilent Technologies, Inc.	$686,728
	Machinery – 4.7%

9,833	Cummins Inc.	1,065,406

15,447	Ingersoll Rand Company Limited, Class A	740,838

11,709	Joy Global Inc.	746,800

9,212	Lincoln Electric Holdings Inc.	448,440

14,683	Timken Company	702,288

5,361	Wabtec Corporation	469,302
	Total Machinery	4,173,074
	Media – 1.9%

16,238	Comcast Corporation, Class A	606,976

6,447	Time Warner Cable, Class A	626,584

8,589	Walt Disney Company	427,646
	Total Media	1,661,206
	Multiline Retail – 3.1%

22,453	Macy’s, Inc.	876,116

7,462	Nordstrom, Inc.	399,217

25,862	Target Corporation	1,530,255
	Total Multiline Retail	2,805,588
	Oil, Gas & Consumable Fuels – 2.0%

7,687	Chevron Corporation	831,272

15,259	Murphy Oil Corporation	908,673
	Total Oil, Gas & Consumable Fuels	1,739,945
	Pharmaceuticals – 2.5%

19,866	Bristol-Myers Squibb Company	647,433

19,928	Eli Lilly and Company	982,849

7,351	Watson Pharmaceuticals Inc., (2)	632,186
	Total Pharmaceuticals	2,262,468
	Retail REIT – 2.0%

7,253	Simon Property Group, Inc.	1,146,627

8,381	Taubman Centers Inc.	659,752
	Total Retail REIT	1,806,379
	Road & Rail – 1.4%

9,663	Union Pacific Corporation	1,214,832
	Semiconductors & Equipment – 4.4%

31,038	Avago Technologies Limited	982,663

34,503	Broadcom Corporation, Class A	1,145,845

25,714	Intel Corporation	530,480

68,605	NVIDIA Corporation	843,155

20,218	Skyworks Solutions Inc., (2)	410,425
	Total Semiconductors & Equipment	3,912,568
	Software – 6.8%

55,700	Cadence Design Systems, Inc., (2)	752,507

91,408	Microsoft Corporation	2,443,336

56,623	Oracle Corporation	1,886,678

10,435	VMware Inc., (2)	982,351
	Total Software	6,064,872

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2012

Shares	Description (1)			Value
	Specialized REIT – 1.4%

3,053	Public Storage, Inc.			$442,563

14,754	Rayonier Inc.			764,700
	Total Specialized REIT			1,207,263
	Specialty Retail – 5.0%

66,432	American Eagle Outfitters, Inc.			1,362,520

26,324	Home Depot, Inc.			1,628,139

12,612	Limited Brands, Inc.			593,521

19,491	Williams-Sonoma Inc.			853,121
	Total Specialty Retail			4,437,301
	Textiles, Apparel & Luxury Goods – 1.1%

18,792	Nike, Inc., Class B			969,667
	Tobacco – 0.8%

8,923	Philip Morris International			746,319
	Total Common Stocks (cost $79,607,716)			83,817,347

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.3%

$4,695	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $4,695,038, collateralized by $4,595,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $4,792,378	0.010%	1/02/13	$4,695,035
	Total Short-Term Investments (cost $4,695,035)			4,695,035
	Total Investments (cost $84,302,751) – 99.4%			88,512,382
	Other Assets Less Liabilities – 0.6%			578,000
	Net Assets – 100%			$89,090,382

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$83,817,347	$—	$—	$83,817,347
Short-Term Investments
Repurchase Agreements	—	4,695,035	—	4,695,035
Total	$83,817,347	$4,695,035	$—	$88,512,382
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

4	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $84,515,329.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$5,255,794
Depreciation	(1,258,741)
Net unrealized appreciation (depreciation) of investments	$3,997,053

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

December 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 96.3%

	Apparel, Accessories & Luxury Goods – 2.8%

709	Michael Kors Holdings Limited, (2)	$36,180

807	PVH Corporation	89,585
	Total Apparel, Accessories & Luxury Goods	125,765
	Automobile – 1.3%

1,251	Harley-Davidson, Inc.	61,099
	Automobiles – 0.8%

1,028	Thor Industries, Inc.	38,478
	Beverages – 2.5%

823	Brown-Forman Corporation	52,055

1,147	Constellation Brands, Inc., Class A, (2)	40,592

510	Dr. Pepper Snapple Group	22,532
	Total Beverages	115,179
	Biotechnology – 0.5%

230	Alexion Pharmaceuticals Inc., (2)	21,576
	Building Products – 1.0%

1,518	Fortune Brands Home & Security, (2)	44,356
	Capital Markets – 6.1%

566	Affiliated Managers Group Inc., (2)	73,665

2,509	American Capital Limited, (2)	30,108

1,102	Ameriprise Financial, Inc.	69,018

2,668	Invesco LTD	69,608

1,534	SEI Investments Company	35,804
	Total Capital Markets	278,203
	Chemicals – 4.3%

286	CF Industries Holdings, Inc.	58,104

578	Eastman Chemical Company	39,333

207	PPG Industries, Inc.	28,017

910	Westlake Chemical Corporation	72,163
	Total Chemicals	197,617
	Commercial Banks – 2.1%

6,900	KeyCorp.	58,098

5,190	Regions Financial Corporation	36,953
	Total Commercial Banks	95,051
	Commercial Services & Supplies – 1.4%

1,823	Avery Dennison Corporation	63,659
	Computers & Peripherals – 1.3%

26	Apple, Inc.	13,859

1,047	Western Digital Corporation	44,487
	Total Computers & Peripherals	58,346
	Construction & Engineering – 1.6%

2,722	Quanta Services Incorporated, (2)	74,283
	Electric Utilities – 1.1%

963	Pinnacle West Capital Corporation	49,094

6	Nuveen Investments

Shares	Description (1)	Value
	Electrical Equipment – 0.4%

322	Eaton PLC	$17,452
	Energy Equipment & Services – 1.0%

355	Cooper Cameron Corporation, (2)	20,043

426	Helmerich & Payne Inc.	23,860
	Total Energy Equipment & Services	43,903
	Food & Staples Retailing – 1.0%

479	Whole Foods Market, Inc.	43,747
	Food Products – 2.4%

1,556	ConAgra Foods, Inc.	45,902

456	H.J. Heinz Company	26,302

567	Ingredion Inc.	36,532
	Total Food Products	108,736
	Gas Utilities – 1.0%

1,414	UGI Corporation	46,252
	Health Care Equipment & Supplies – 3.6%

2,816	Health Management Associates Inc., (2)	26,245

2,620	Hologic Inc., (2)	52,479

1,413	ResMed Inc.	58,738

437	Zimmer Holdings, Inc.	29,130
	Total Health Care Equipment & Supplies	166,592
	Health Care Providers & Services – 4.0%

2,626	Brookdale Senior Living Inc., (2)	66,490

298	CIGNA Corporation	15,931

559	Davita Inc., (2)	61,786

1,269	HCA Holdings Inc.	38,286
	Total Health Care Providers & Services	182,493
	Hotels, Restaurants & Leisure – 1.5%

1,057	Brinker International Inc.	32,756

1,046	Dunkin Brands Group Inc.	34,706
	Total Hotels, Restaurants & Leisure	67,462
	Household Durables – 2.1%

1,122	Lennar Corporation, Class A	43,388

2,868	Pulte Corporation, (2)	52,083
	Total Household Durables	95,471
	Insurance – 6.9%

688	Allied World Assurance Holdings	54,214

315	Everest Reinsurance Group Ltd.	34,634

1,523	Hartford Financial Services Group, Inc.	34,176

884	Torchmark Corporation	45,676

1,640	Valdius Holdings Limited	56,711

1,423	WR Berkley Corporation	53,704

1,402	XL Capital Ltd, Class A	35,134
	Total Insurance	314,249
	Internet Software & Services – 1.6%

997	Akamai Technologies, Inc., (2)	40,787

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2012

Shares	Description (1)	Value
	Internet Software & Services (continued)

682	IAC/InterActiveCorp.	$32,259
	Total Internet Software & Services	73,046
	IT Services – 4.7%

393	Alliance Data Systems Corporation, (2)	56,891

1,254	Computer Sciences Corporation	50,223

914	CoreLogic Inc., (2)	24,605

2,641	Lender Processing Services Inc.	65,021

546	Paychex, Inc.	17,002
	Total IT Services	213,742
	Life Sciences Tools & Services – 0.6%

697	Agilent Technologies, Inc.	28,535
	Machinery – 6.7%

1,258	Ingersoll Rand Company Limited, Class A	60,334

588	Joy Global Inc.	37,503

842	Kennametal Inc.	33,680

884	Timken Company	42,282

461	WABCO Holdings Inc., (2)	30,053

511	Wabtec Corporation	44,733

2,159	Xylem Inc.	58,509
	Total Machinery	307,094
	Media – 0.6%

722	Virgin Media, Inc.	26,534
	Multiline Retail – 0.8%

694	Nordstrom, Inc.	37,129
	Multi-Utilities – 2.7%

1,111	Ameren Corporation	34,130

2,375	CenterPoint Energy, Inc.	45,719

764	DTE Energy Company	45,878
	Total Multi-Utilities	125,727
	Oil, Gas & Consumable Fuels – 6.4%

4,818	Alpha Natural Resources Inc., (2)	46,927

568	Cabot Oil & Gas Corporation	28,252

500	Energen Corporation	22,545

993	HollyFrontier Company	46,224

765	Marathon Petroleum Corporation	48,195

1,620	Peabody Energy Corporation	43,108

1,678	Valero Energy Corporation	57,253
	Total Oil, Gas & Consumable Fuels	292,504
	Paper & Forest Products – 0.3%

312	International Paper Company	12,430
	Pharmaceuticals – 0.7%

382	Watson Pharmaceuticals Inc., (2)	32,852
	Professional Services – 0.5%

570	Manpower Inc.	24,191
	Residential REIT – 0.8%

249	Essex Property Trust Inc.	36,516

8	Nuveen Investments

Shares	Description (1)			Value
	Retail REIT – 5.0%

2,975	CBL & Associates Properties Inc.			$63,100

1,538	General Growth Properties Inc.			30,529

2,183	Tanger Factory Outlet Centers			74,659

772	Taubman Centers Inc.			60,772
	Total Retail REIT			229,060
	Semiconductors & Equipment – 0.5%

666	Avago Technologies Limited			21,086
	Software – 3.7%

3,807	Cadence Design Systems, Inc., (2)			51,433

740	Intuit, Inc.			44,030

755	Micros Systems, Inc., (2)			32,042

2,097	Symantec Corporation, (2)			39,446
	Total Software			166,951
	Specialty Retail – 7.7%

61	AutoZone, Inc.			21,620

2,795	American Eagle Outfitters, Inc.			57,325

979	Foot Locker, Inc.			31,445

1,303	Limited Brands, Inc.			61,319

758	PetSmart Inc.			51,802

1,711	Signet Jewelers Limited			91,367

848	Williams-Sonoma Inc.			37,117
	Total Specialty Retail			351,995
	Trading Companies & Distributors – 0.7%

487	WESCO International Inc., (2)			32,838
	Wireless Telecommunication Services – 1.6%

260	Crown Castle International Corporation, (2)			18,762

2,664	Metropcs Communications Inc., (2)			26,480

4,783	Sprint Nextel Corporation, (2)			27,121
	Total Wireless Telecommunication Services			72,363
	Total Common Stocks (cost $3,957,148)			4,393,656

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.3%

$150	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/12, repurchase price $150,015, collateralized by $120,000 U.S. Treasury Bonds, 10.625%, due 8/15/15, value $156,900	0.010%	1/02/13	$150,014
	Total Short-Term Investments (cost $150,014)			150,014
	Total Investments (cost $4,107,162) – 99.6%			4,543,670
	Other Assets Less Liabilities – 0.4%			20,188
	Net Assets – 100%			$4,563,858

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2012

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$4,393,656	$—	$—	$4,393,656
Short-Term Investments
Repurchase Agreements	—	150,014	—	150,014
Total	$4,393,656	$150,014	$—	$4,543,670
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $4,119,350.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$479,187
Depreciation	(54,867)
Net unrealized appreciation (depreciation) of investments	$424,320

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

December 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 95.4%

	Automobiles – 3.3%

827	Honda Motor Company Limited, ADR	$30,549

793	Honda Motor Company Limited, (2)	29,368

2,704	Toyota Motor Corporation, (2)	126,266
	Total Automobiles	186,183
	Beverages – 1.9%

7,524	Coca-Cola Amatil Limited, (2)	105,737
	Capital Markets – 0.6%

2,094	UBS AG, (2)	32,769
	Chemicals – 3.4%

3,673	Kuraray Company Limited, (2)	48,150

2,032	Nitto Denko Corporation, (2)	100,073

1,065	Potash Corporation of Saskatchewan	43,341
	Total Chemicals	191,564
	Commercial Banks – 12.6%

3,804	Banco Santander Central S.A., ADR	31,079

619	BNP Paribas S.A., (2)	35,240

10,102	DnB NOR ASA, (2)	129,120

4,174	Grupo Financiero Santander Mexico SAB de CV, (3)	67,535

3,029	Hang Seng Bank, (2)	46,759

7,165	HSBC Holdings PLC, (2)	75,926

4,061	Mitsubishi UFJ Financial Group, Inc., ADR, (2)	21,975

13,579	Mizuho Financial Group, (2)	24,897

594	Societe Generale, (2)	22,585

3,501	Standard Chartered PLC, (2)	90,605

1,973	Sumitomo Mitsui Financial Group, (2)	71,702

881	Toronto-Dominion Bank	74,295

274	Toronto-Dominion Bank	23,070
	Total Commercial Banks	714,788
	Commercial Services & Supplies – 0.8%

1,556	Aggreko PLC, (2)	44,406
	Construction & Engineering – 1.0%

1,298	Royal Boskalis Westminster NV, (2)	58,756
	Diversified Financial Services – 1.1%

6,761	ING Groep N.V., Ordinary Shares, (2)	64,216
	Diversified Telecommunication Services – 0.5%

1,142	Telefonica Brasil S.A.	27,477
	Electrical Equipment – 3.3%

2,202	ABB Limited, ADR	45,780

1,166	ABB Limited, (2)	24,180

1,654	Nidec Corporation, ADR	24,099

146	Nidec Corporation, (2)	8,526

2,637	Sensata Technologies Holdings, (3)	85,650
	Total Electrical Equipment	188,235

12	Nuveen Investments

Shares	Description (1)	Value
	Electronic Equipment & Instruments – 1.4%

2,794	Hoya Corporation, (2)	$55,053

4,132	Nippon Electric Glass Company Limited, (2)	23,528
	Total Electronic Equipment & Instruments	78,581
	Energy Equipment & Services – 0.9%

1,877	Subsea 7 S.A., (2)	45,109

359	Subsea 7 S.A. ADR, (2)	8,691
	Total Energy Equipment & Services	53,800
	Food & Staples Retailing – 2.4%

4,450	Jeronimo Martins SGPS, (2)	86,047

746	Koninklijke Ahold NV, Sponsored ADR, (2)	10,146

3,028	Koninklijke Ahold NV, (2)	40,602
	Total Food & Staples Retailing	136,795
	Food Products – 4.2%

1,497	Nestle S.A., (2)	97,669

227	Nestle S.A., Sponsored ADR, (2)	14,794

680	Unilever PLC	26,330

2,638	Unilever PLC, ADR, (2)	102,541
	Total Food Products	241,334
	Health Care Providers & Services – 1.5%

2,520	Fresenius SE, ADR	86,436
	Household Durables – 0.9%

2,762	Brookfield Residential Properties Inc., (3)	49,550
	Industrial Conglomerates – 2.3%

7,876	Fraser and Neave Limited, (2)	62,934

646	Rheinmetall AG, (2)	31,382

338	Siemens AG, Sponsored ADR, (2)	36,961
	Total Industrial Conglomerates	131,277
	Insurance – 6.5%

14,600	AIA Group Limited, (2)	57,909

1,657	Hannover Rueckversicherung AG, (2)	129,782

2,290	Prudential Corporation PLC, (2)	32,672

1,595	Prudential Corporation PLC, ADR	45,537

2,461	SCOR SE, (2)	66,517

1,581	XL Capital Ltd, Class A	39,620
	Total Insurance	372,037
	Internet Software & Services – 1.0%

928	Tencent Holdings Limited, (2)	30,362

1,233	Yandex NV, Class A Shares, (3)	26,596
	Total Internet Software & Services	56,958
	Life Sciences Tools & Services – 0.5%

1,804	WuXi PharmaTech Inc., (3)	28,413
	Machinery – 2.4%

748	Kone OYJ, (2)	55,322

2,227	Nabtesco Corporation, (2)	49,743

606	Vallourec S.A., (2)	31,810
	Total Machinery	136,875

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2012

Shares	Description (1)	Value
	Media – 1.2%

152	WPP Group PLC	$11,081

4,119	WPP Group PLC, (2)	60,175
	Total Media	71,256
	Metals & Mining – 6.3%

710	BHP Billiton PLC, ADR	55,692

1,283	BHP Billiton PLC, (2)	50,089

5,028	Iluka Resources Limited, (2)	48,590

1,496	Rio Tinto Limited, (2)	105,182

1,787	Umicore, (2)	98,952
	Total Metals & Mining	358,505
	Multiline Retail – 1.7%

1,586	Next PLC, (2)	96,274
	Oil, Gas & Consumable Fuels – 7.1%

4,586	BG, PLC, (2)	76,494

469	BG PLC., Sponsored ADR, (2)	7,837

2,038	Repsol YPF S.A, (2)	41,601

3,379	Royal Dutch Shell PLC, Class B Shares, (2)	120,550

1,220	StatoilHydro ASA, (2)	30,750

1,702	StatoilHydro ASA, Sponsored ADR	42,618

278	Total S.A., Sponsored ADR	14,459

1,323	Total S.A., (2)	68,840
	Total Oil, Gas & Consumable Fuels	403,149
	Personal Products – 0.7%

291	L’Oreal, (2)	40,490
	Pharmaceuticals – 7.9%

1,137	AstraZeneca PLC, Sponsored ADR	53,746

680	Novartis AG, Sponsored ADR	43,044

439	Novartis AG, (2)	27,733

686	Novo Nordisk A/S, (2)	111,706

1,351	Sanofi-Aventis, Sponsored ADR	64,010

427	Sanofi-Synthelabo, S.A., (2)	40,492

2,092	Shire, PLC, ADR, (2)	64,352

1,227	Teva Pharmaceutical Industries Limited, Sponsored ADR	45,816
	Total Pharmaceuticals	450,899
	Real Estate Investment Trust – 1.4%

5,855	Westfield Group, (2)	64,662

4,788	Westfield Realty Trust, (2)	15,106
	Total Real Estate Investment Trust	79,768
	Real Estate Management & Development – 3.2%

874	Altisource Portfolio Solutions S.A., (3)	75,736

291	Altisource Residential Corporation, (3)	4,609

2,646	Brookfield Properties Corporation	45,115

11,995	Hysan Development Company, (2)	58,408
	Total Real Estate Management & Development	183,868
	Road & Rail – 0.6%

500	East Japan Railway Company, (2)	32,332

14	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment – 1.7%

1,464	ASM Lithography Holding NV	$94,296
	Software – 1.3%

952	Check Point Software Technology Limited, (3)	45,353

5,040	Giant Interactive Group, Inc., ADR	27,266
	Total Software	72,619
	Textiles, Apparel & Luxury Goods – 3.8%

2,971	Burberry Group PLC, (2)	59,721

494	LVMH Moet Hennessy, (2)	91,171

19,034	Yue Yuen Industrial Holdings Limited, (2)	64,378
	Total Textiles, Apparel & Luxury Goods	215,270
	Tobacco – 1.5%

743	British American Tobacco PLC, (2)	37,770

483	British American Tobacco PLC, ADR	48,904
	Total Tobacco	86,674
	Trading Companies & Distributors – 1.6%

6,010	Mitsui & Company Limited, (2)	90,083
	Wireless Telecommunication Services – 2.9%

600	KDDI Corporation, (2)	42,418

846	Millicom International Cellular S.A., (2)	73,434

20,658	Vodafone Group PLC, (2)	52,003
	Total Wireless Telecommunication Services	167,855
	Total Common Stocks (cost $5,033,297)	5,429,525

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

2,038	Repsol YPF S.A. Stock Rights	$1,243
	Total Common Stock Rights (cost $1,274)	1,243

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 2.5%

2,493	iShares MSCI EAFE Index Fund	$141,652
	Total Investment Companies (cost $129,939)	141,652
	Total Investments (cost $5,164,510) – 97.9%	5,572,420
	Other Assets Less Liabilities – 2.1%	121,092
	Net Assets – 100%	$5,693,512

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,427,102	$4,002,423	$—	$5,429,525
Common Stock Rights	1,243	—	—	1,243
Investment Companies	141,652	—	—	141,652
Total	$1,569,997	$4,002,423	$—	$5,572,420
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the observability of input.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$—	$(3,640,418)	$3,640,418	$—	$—	$—

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

16	Nuveen Investments

As of December 31, 2012, the cost of investments was $5,172,273.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$492,211
Depreciation	(92,064)
Net unrealized appreciation (depreciation) of investments	$400,147

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

December 31, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 96.6%

	Aerospace & Defense – 2.2%

702	Honeywell International Inc.	$44,556

519	United Technologies Corporation	42,563
	Total Aerospace & Defense	87,119
	Beverages – 1.4%

1,516	Coca-Cola Company	54,955
	Biotechnology – 3.2%

488	Amgen Inc.	42,124

278	Biogen Idec Inc., (2)	40,774

622	Gilead Sciences, Inc., (2)	45,686
	Total Biotechnology	128,584
	Capital Markets – 0.5%

345	Ameriprise Financial, Inc.	21,607
	Chemicals – 2.4%

150	CF Industries Holdings, Inc.	30,474

337	Eastman Chemical Company	22,933

761	LyondellBasell Industries NV	43,445
	Total Chemicals	96,852
	Commercial Banks – 4.2%

652	M&T Bank Corporation	64,202

2,775	Regions Financial Corporation	19,758

726	SunTrust Banks, Inc.	20,582

1,937	Wells Fargo & Company	66,207
	Total Commercial Banks	170,749
	Commercial Services & Supplies – 1.0%

1,153	Waste Management, Inc.	38,902
	Communications Equipment – 1.8%

1,652	Cisco Systems, Inc.	32,462

621	QUALCOMM, Inc.	38,514
	Total Communications Equipment	70,976
	Computers & Peripherals – 4.4%

329	Apple, Inc.	175,367
	Consumer Finance – 0.8%

527	Capital One Financial Corporation	30,529
	Diversified Financial Services – 1.0%

877	JPMorgan Chase & Co.	38,562
	Diversified Telecommunication Services – 2.7%

473	CenturyLink Inc.	18,504

2,061	Verizon Communications Inc.	89,179
	Total Diversified Telecommunication Services	107,683
	Electric Utilities – 0.5%

1,119	NV Energy Inc.	20,299
	Food & Staples Retailing – 1.6%

438	Costco Wholesale Corporation	43,261

328	Wal-Mart Stores, Inc.	22,379
	Total Food & Staples Retailing	65,640

18	Nuveen Investments

Shares	Description (1)	Value
	Food Products – 3.0%

706	H.J. Heinz Company	$40,722

312	Ingredion Inc.	20,102

237	JM Smucker Company	20,439

329	Kraft Foods Inc.	14,960

991	Mondelez International Inc.	25,241
	Total Food Products	121,464
	Gas Utilities – 0.5%

455	ONEOK, Inc.	19,451
	Health Care Equipment & Supplies – 3.0%

481	Abbott Laboratories	31,506

446	Baxter International, Inc.	29,730

521	Becton, Dickinson and Company	40,737

503	Medtronic, Inc.	20,633
	Total Health Care Equipment & Supplies	122,606
	Health Care Providers & Services – 1.6%

177	Davita Inc., (2)	19,564

455	McKesson HBOC Inc.	44,117
	Total Health Care Providers & Services	63,681
	Hotels, Restaurants & Leisure – 1.3%

950	Starbucks Corporation	50,939
	Household Durables – 0.7%

1,588	Pulte Corporation, (2)	28,838
	Household Products – 0.7%

441	Procter & Gamble Company	29,939
	Industrial Conglomerates – 2.1%

4,015	General Electric Company	84,275
	Insurance – 4.7%

1,118	AFLAC Incorporated	59,388

315	Everest Reinsurance Group Ltd	34,634

1,039	Hartford Financial Services Group, Inc.	23,315

561	Marsh & McLennan Companies, Inc.	19,338

210	PartnerRe Limited	16,903

667	Torchmark Corporation	34,464
	Total Insurance	188,042
	Internet & Catalog Retail – 0.5%

87	Amazon.com, Inc., (2)	21,849
	Internet Software & Services – 1.4%

77	Google Inc., Class A, (2)	54,621
	IT Services – 1.6%

418	Accenture Limited	27,797

223	International Business Machines Corporation (IBM)	42,716
	Total IT Services	70,513
	Life Sciences Tools & Services – 0.8%

523	Thermo Fisher Scientific, Inc.	33,357

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2012

Shares	Description (1)	Value
	Machinery – 1.4%

1,501	Harsco Corporation	$35,274

333	Joy Global Inc.	21,239
	Total Machinery	56,513
	Media – 1.7%

1,302	Comcast Corporation, Class A	48,669

396	Walt Disney Company	19,717
	Total Media	68,386
	Metals & Mining – 1.3%

376	Newmont Mining Corporation	17,461

969	Southern Copper Corporation	36,686
	Total Metals & Mining	54,147
	Multiline Retail – 2.4%

354	Nordstrom, Inc.	18,939

1,330	Target Corporation	78,696
	Total Multiline Retail	97,635
	Multi-Utilities – 4.6%

637	Ameren Corporation	19,569

2,441	CenterPoint Energy, Inc.	46,989

824	Consolidated Edison, Inc.	45,765

523	DTE Energy Company	31,406

1,297	Public Service Enterprise Group Incorporated	39,688
	Total Multi-Utilities	183,417
	Oil, Gas & Consumable Fuels – 8.5%

794	Chevron Corporation	85,863

1,269	Exxon Mobil Corporation	109,832

985	Marathon Oil Corporation	30,200

1,141	Marathon Petroleum Corporation	71,883

874	Phillips 66	46,409
	Total Oil, Gas & Consumable Fuels	344,187
	Paper & Forest Products – 1.2%

1,175	International Paper Company	46,812
	Pharmaceuticals – 7.0%

1,911	Johnson & Johnson	133,961

1,332	Merck & Company Inc.	54,532

1,090	Watson Pharmaceuticals Inc., (2)	93,740
	Total Pharmaceuticals	282,233
	Real Estate Investment Trust – 3.1%

1,044	Equity One Inc.	21,934

1,643	Omega Healthcare Investors Inc.	39,186

201	Rayonier Inc.	10,418

338	Simon Property Group, Inc.	53,434
	Total Real Estate Investment Trust	124,972
	Road & Rail – 1.4%

388	Norfolk Southern Corporation	23,994

254	Union Pacific Corporation	31,933
	Total Road & Rail	55,927

20	Nuveen Investments

Shares	Description (1)			Value
	Semiconductors & Equipment – 3.2%

374	Broadcom Corporation, Class A			$12,421

2,937	Intel Corporation			60,590

912	Linear Technology Corporation			31,282

2,062	NVIDIA Corporation			25,343
	Total Semiconductors & Equipment			129,636
	Software – 4.1%

4,103	Microsoft Corporation			109,673

1,622	Oracle Corporation			54,046
	Total Software			163,719
	Specialty Retail – 5.0%

2,669	American Eagle Outfitters, Inc.			54,741

500	Home Depot, Inc.			30,925

806	Limited Brands, Inc.			37,930

302	PetSmart Inc.			20,639

151	Signet Jewelers Limited			8,064

1,135	Williams-Sonoma Inc.			49,680
	Total Specialty Retail			201,979
	Tobacco – 2.1%

1,548	Altria Group, Inc.			48,638

230	Philip Morris International			19,237

426	Reynolds American Inc.			17,649
	Total Tobacco			85,524
	Total Common Stocks (cost $3,482,194)			3,892,486

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$140	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $140,440, collateralized by $140,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $146,014	0.010%	1/02/13	$140,439
	Total Short-Term Investments (cost $140,439)			140,439
	Total Investments (cost $3,622,633) – 101.1%			4,032,925
	Other Assets Less Liabilities – (0.1)%			(3,586)
	Net Assets – 100%			$4,029,339

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$3,892,486	$—	$—	$3,892,486
Short-Term Investments
Repurchase Agreements	—	140,439	—	140,439
Total	$3,892,486	$140,439	$—	$4,032,925
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $3,629,863.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$458,142
Depreciation	(55,080)
Net unrealized appreciation (depreciation) of investments	$403,062

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

22	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2013